SHARES TO BE ISSUED	12 Months Ended
Dec. 31, 2011
SHARES TO BE ISSUED
SHARES TO BE ISSUED

15.                               SHARES TO BE ISSUED

Shares to be issued in connection with acquisitions are summarized in the table below:

		Subsequent	Unissued
	Acquisition	date	shares
	date	of issuance	balance

Shares to be issued
Acquisition of 49% equity interest in Beijing Tianhai Hongye International Software Co., Ltd. (“Tianhai”)	December 31 2006	June 7, 2007	$1,279
Acquisition of 100% equity interest in Envisage Solutions Inc.	December 31, 2006	January 18, 2007	$463

Total shares to be issued as of December 31, 2006			$1,742

Acquisition of 100% equity interest in Wave	December 31, 2007	January 14, 2008	$1,117
The second payment for the purchase of 49% equity interest in Tianhai	December 31, 2007	February 22, 2008	$1,123

Total shares to be issued as of December 31, 2007			$2,240

Acquisition of AllianceSPEC	December 1, 2009	December 26, 2010	$471

Total shares to be issued as of December 31, 2009			$471

There have been no such shares to be issued after 2009.